Expense Example - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Total Bond ETF - Fidelity Total Bond ETF	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456